FIRST INVESTORS

FIRST INVESTORS
U.S. GOVERNMENT PLUS FUND, INC.


SEMI-ANNUAL REPORT

JUNE 30, 1997

The following appears at the bottom left of the first page:

First Investors Logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FI6146



Portfolio Manager's Letter
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors U.S. Government Plus Fund for the six months ended June 30, 1997. For the period, First Investors U.S. Government Plus Fund 1st Fund, 2nd Fund and 3rd Fund returned on a net asset value basis 1.2%, 1.3% and (.1%), respectively.

At the beginning of the year, many market strategists were calling for a dramatic slowdown in the economy. However, the economy, as measured by the gross domestic product, expanded at an annual rate of 4.9% in the first quarter with few signs of inflation contained in the economic indicators and statistics. Although the Federal Reserve raised interest rates slightly in March, the outlook on inflation will probably hold the Federal Reserve from taking any further action over the next few months. As the main beneficiaries of the continued solid economic performance, U.S. companies posted sound earnings and profit growth. On the other hand, bonds fared less well, reflecting concerns regarding the strength of the economy. The yield on long-term U.S. Treasury bonds rose to 6.79% from 6.64% at the beginning of the year, after reaching as high as 7.14% in May.

The increase in the yield on long-term U.S. Treasury bonds had a significant impact on the Funds, since their portfolios are comprised almost entirely of U.S. Treasury STRIPS, which are zero coupon bonds. The values of all bonds fluctuate with changes in interest rates. Because zero coupon bonds do not pay interest, their performance is more sensitive to interest rate movements than other types of bonds. When interest rates rise, as they did on the heels of the Federal Reserve tightening in March, the price of zero coupon bonds falls sharply as the holders do not have interest payments that can be reinvested at the newer, more attractive levels.

As far as the equity components of the Funds are concerned, the current equity bull market is in its seventh year and valuations, as determined by price to earnings multiples, are at historic highs. In addition, the possibility of an external, unanticipated "shock" causing a market downturn is always a real risk. Investors should be aware of these risks and recognize that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Patricia D. Poitra
Director of Equities
  and Portfolio Manager

July 28, 1997



Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
June 30, 1997

------------------------------------------------------------------------------------------------------------------------------

Principal                                                            1st Fund             2nd Fund             3rd Fund
Amount or                                                       -------------------  -------------------  -------------------
   Shares   Security                                                 Value        %       Value        %       Value        %
------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT SECURITIES
   $1,925M  Treasury STRIPS, due 11/15/2004                     $ 1,196,089
    2,300M  Treasury STRIPS, due 11/15/1999                                          $ 1,990,758
      875M  Treasury STRIPS, due 11/15/1998                                                               $   807,673
------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Securities
              (cost $933,558, $1,910,505 and $787,464,
              respectively)                                       1,196,089     99.5   1,990,758     98.8     807,673     88.4
------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS
            Communication Services
      100  *USCI, Inc.                                                  400
    1,000  *USCI, Inc.                                                                     4,000
    1,800  *USCI, Inc.                                                                                          7,200
------------------------------------------------------------------------------------------------------------------------------
                                                                        400       .0       4,000       .2       7,200       .8
------------------------------------------------------------------------------------------------------------------------------
            Consumer Cyclicals
      300  *Scientific Games Holdings Corporation                                          6,187
      500  *Scientific Games Holdings Corporation                                                              10,313
      800  *Travis Boats & Motors, Inc.                                                                        10,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                           6,187       .3      20,813      2.3
------------------------------------------------------------------------------------------------------------------------------
            Consumer Staples
      200   The Rival Company                                                              2,950
      400   The Rival Company                                                                                   5,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                           2,950       .1       5,900       .6
------------------------------------------------------------------------------------------------------------------------------
            Healthcare
      100  *VidaMed, Inc.                                               506
      200  *VidaMed, Inc.                                                                  1,013
    1,200  *VidaMed, Inc.                                                                                       6,075
------------------------------------------------------------------------------------------------------------------------------
                                                                        506       .1       1,013       .1       6,075       .7
------------------------------------------------------------------------------------------------------------------------------
            Technology
       40   Motorola, Inc.                                            3,040
      100   Motorola, Inc.                                                                 7,600
      200   Motorola, Inc.                                                                                     15,200
      500  *SystemsSoft Corporation                                                        5,375
    1,000  *SystemsSoft Corporation                                                                            10,750
------------------------------------------------------------------------------------------------------------------------------
                                                                      3,040       .3      12,975       .6      25,950      2.8
------------------------------------------------------------------------------------------------------------------------------
            Transportation
      600   Interpool, Inc.                                                                                     8,850
    1,200   Transportacion Maritima Mexicana SA (ADR)                                                           7,425
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               16,275      1.8
------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks
              (cost $1,876, $27,568 and $84,879, respectively)        3,946       .4      27,125      1.3      82,213      9.0
------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $935,434,
  $1,938,073 and $872,343, respectively)                          1,200,035     99.9   2,017,883    100.1     889,886     97.4
Other Assets, Less Liabilities                                        1,677       .1   (   1,883) (    .1)     23,503      2.6
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                      $ 1,201,712    100.0 $ 2,016,000    100.0 $   913,389    100.0
==============================================================================================================================
 *Non-income producing


                                                See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
June 30, 1997

---------------------------------------------------------------------------------------------------------------------------
                                                                                 1st Fund         2nd Fund         3rd Fund
---------------------------------------------------------------------------------------------------------------------------
Assets

 Investments in securities:

   At identified cost................................................     $       935,434  $     1,938,073  $       872,343
                                                                           ==============   ==============   ==============
   At value (Note 1A)................................................     $     1,200,035  $     2,017,883  $       889,886
 Cash................................................................               6,223           21,831           31,738
 Other assets........................................................                 872              944              924
                                                                           ---------------  ---------------  ---------------
 Total Assets........................................................           1,207,130        2,040,658          922,548
                                                                           ---------------  ---------------  ---------------
 Liabilities

 Payable for capital stock redeemed..................................                   2           18,778            5,693
 Accrued expenses....................................................               4,406            4,182            2,701
 Accrued advisory fees...............................................               1,010            1,698              765
                                                                           ---------------  ---------------  ---------------
 Total Liabilities...................................................               5,418           24,658            9,159
                                                                           ---------------  ---------------  ---------------

 Net Assets..........................................................     $     1,201,712  $     2,016,000  $       913,389
                                                                           ==============   ===============  ===============

 Net Assets Consist of:
 Capital paid in.....................................................     $       862,627  $     2,001,674  $       900,855
 Undistributed net investment income.................................              37,109           57,140           22,846
 Accumulated net realized gain (loss) on investments.................              37,375    (     122,624)   (      27,855)
 Net unrealized appreciation in value of investments.................             264,601           79,810           17,543
                                                                           --------------   --------------   --------------
 Total...............................................................     $     1,201,712  $     2,016,000  $       913,389
                                                                           ==============   ==============   ==============

 Shares of beneficial interest outstanding (Note 3)..................             114,582          181,500           79,790
                                                                                  =======          =======          =======
 Net Asset Value and Redemption Price Per Share
 (Net assets divided by shares of beneficial interest outstanding)...              $10.49           $11.11           $11.45
                                                                                    =====            =====            =====

 Maximum Offering Price Per Share
 (Net Asset Value /.92)* ............................................              $11.40           $12.08           $12.45
                                                                                    =====            =====            =====
*On purchases of $10,000 or more, the sales charge is reduced.


                                             See notes to financial statements



Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
Six Months Ended June 30, 1997

---------------------------------------------------------------------------------------------------------------------------
                                                                                 1st Fund         2nd Fund         3rd Fund
---------------------------------------------------------------------------------------------------------------------------
 Investment Income

 Income:
   Interest..........................................................     $        47,051  $        77,245  $        32,085
   Dividends.........................................................                   9               48              147
                                                                           --------------   --------------   --------------
 Total income........................................................              47,060           77,293           32,232
                                                                           --------------   --------------   --------------

 Expenses (Notes 1 and 4):
   Advisory fees.....................................................               6,218           10,370            4,815
   Professional fees.................................................               3,372            4,093            3,150
   Shareholder servicing costs.......................................               1,677            4,081            1,244
   Custodian fees....................................................                 237              437              284
   Reports and notices to shareholders...............................                 182              545              177
   Other expenses....................................................                 944              943              ---
                                                                           --------------   --------------   --------------
 Total expenses......................................................              12,630           20,469            9,670
 Less: Expenses assumed by investment adviser........................       (       2,600)             ---              ---
       Custodian fees paid indirectly................................       (          79)   (         316)   (         284)
                                                                           --------------   --------------   --------------
 Expenses-net........................................................               9,951           20,153            9,386
                                                                           --------------   --------------   --------------

 Net investment income...............................................              37,109           57,140           22,846
                                                                           --------------   --------------   --------------
 Realized and Unrealized Gain (Loss) on Investments (Note 2):

 Net realized gain (loss) on investments.............................              37,478            5,947    (       6,176)
 Net unrealized depreciation of investments..........................       (      62,184)   (      38,341)   (      18,259)
                                                                           --------------   --------------   --------------
 Net loss on investments.............................................       (      24,706)   (      32,394)   (      24,435)
                                                                           --------------   --------------   --------------

 Net Increase (Decrease) in Net Assets Resulting from Operations.....     $        12,403  $        24,746  $ (       1,589)
                                                                           ==============   ==============   ==============

                                             See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                              1st Fund                  2nd Fund                  3rd Fund
                                                      ----------------------    ----------------------    ----------------------
                                                      1/1/97 to                 1/1/97 to                 1/1/97 to
                                                        6/30/97         1996      6/30/97         1996      6/30/97         1996
--------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Operations

  Net investment income............................ $    37,109  $    77,618  $    57,140  $   125,838  $    22,846  $    50,583
  Net realized gain (loss) on investments..........      37,478       41,339        5,947       35,135    (   6,176)      18,966
  Net unrealized depreciation
     of investments................................   (  62,184)   ( 151,205)   (  38,341)   ( 135,205)   (  18,259)   (  57,931)
                                                       --------     --------     --------     --------     --------     --------
        Net increase (decrease) in net assets
          resulting from operations................      12,403    (  32,248)      24,746       25,768    (   1,589)      11,618
                                                       --------     --------     --------     --------     --------     --------

 Distributions to Shareholders:
   Net investment income...........................         ---    (  77,618)         ---    ( 125,838)         ---    (  50,583)
   Net realized gain from security transactions....         ---    (  41,442)         ---          ---          ---          ---
                                                       --------     --------     --------     --------     --------     --------
        Total distributions........................         ---    ( 119,060)         ---    ( 125,838)         ---    (  50,583)
                                                       --------     --------     --------     --------     --------     --------
 Trust Share Transactions(a)
   Proceeds from shares sold.......................      14,062        1,514        9,721        7,270          ---          562
   Value of distributions reinvested...............         ---      117,893          ---      121,862          ---       47,849
   Cost of shares redeemed.........................   ( 183,626)   ( 133,719)   ( 186,030)   ( 336,869)   ( 110,060)   ( 114,064)
                                                       --------     --------     --------     --------     --------     --------
        Net decrease from trust
          share transactions.......................   ( 169,564)   (  14,312)   ( 176,309)   ( 207,737)   ( 110,060)   (  65,653)
                                                       --------     --------     --------     --------     --------     --------

 Net decrease in net assets........................   ( 157,161)   ( 165,620)   ( 151,563)   ( 307,807)   ( 111,649)   ( 104,618)

 Net Assets
   Beginning of period.............................   1,358,873    1,524,493    2,167,563    2,475,370    1,025,038    1,129,656
                                                      ---------    ---------    ---------    ---------    ---------    ---------
   End of period+.................................. $ 1,201,712  $ 1,358,873  $ 2,016,000  $ 2,167,563  $   913,389  $ 1,025,038
                                                      =========    =========    =========    =========    =========    =========
+Includes undistributed net investment income of... $    37,109  $       ---  $    57,140  $       ---  $    22,846  $       ---
                                                      =========    =========    =========    =========    =========    =========
(a)Trust Shares Issued and Redeemed
   Issued..........................................       1,358           67          884        1,159          ---           47
   Issued on distributions reinvested..............         ---       11,369          ---       11,109          ---        4,176
   Redeemed........................................   (  17,803)   (  12,092)   (  16,919)   (  29,504)   (   9,686)   (   9,379)
                                                       --------     --------     --------     --------     --------     --------
        Net decrease in trust
          shares outstanding.......................   (  16,445)   (     656)   (  16,035)   (  17,236)   (   9,686)   (   5,156)
                                                       ========     ========     ========     ========     ========     ========

                                             See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

1. Significant Accounting Policies -- The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest of the 1st, 2nd and 3rd Funds and accounts separately for the assets, liabilities and operations of each Fund. The Funds' objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation -- A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange where the security is principally traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. The Treasury STRIPS in which each Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices on that day as furnished by any dealer who makes a market in such securities. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by methods approved by the trustees of the Fund.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains, since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve each Fund from all, or substantially all, federal income taxes. At June 30, 1997, the following Funds had capital loss carryovers expiring as follows:

           Year of Expiration        2nd Fund         3rd Fund
           ------------------       ----------       ----------
                 1997               $   98,768       $       --
                 1998                   29,803            5,775
                 1999                       --           15,904
                                    ----------       ----------
                                    $  128,571       $   21,679
                                    ==========       ==========

C. Distributions to Shareholders -- Distributions to shareholders are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

D. Expense Allocation -- Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of the Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of accreted discount) and estimated expenses are accrued daily. The Funds' custodian has provided credits in the amount of $679 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Security Transactions -- Purchases and sales of securities and long-term U.S. Government Obligations, excluding short-term notes, were as follows:

Six Months Ended June 30, 1997     1st Fund     2nd Fund     3rd Fund
------------------------------   -----------  -----------  -----------
Securities
----------
Purchases....................... $        --   $    5,725  $    28,350
                                 ===========  ===========  ===========
Proceeds of sales............... $        --   $    3,175  $    16,463
                                 ===========  ===========  ===========

Long-Term U.S. Government Obligations
-------------------------------------
Purchases....................... $       --   $        --  $        --
                                 ===========  ===========  ===========
Proceeds of sales............... $   178,945  $   190,313  $   135,769
                                 ===========  ===========  ===========

At June 30, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                  1st Fund     2nd Fund     3rd Fund
                                 -----------  -----------  -----------
Aggregate cost of investments... $   935,434  $ 1,938,073  $   872,343
                                 ===========  ===========  ===========

Gross unrealized appreciation....$   265,121  $    86,804  $    36,097
Gross unrealized depreciation....        520        6,994       18,554
                                 -----------  -----------  -----------
Net unrealized appreciation......$   264,601  $    79,810  $    17,543
                                 ===========  ===========  ===========

3. Trust Shares -- The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, of one or more Funds.

4. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Expenses of the 1st Fund in the amount of $2,600 were assumed by FIMCO.

For the six months ended June 30, 1997, shareholder servicing costs included $4,765 in transfer agent fees paid to ADM and $1,698 in IRA custodian fees paid to FFS.




Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------------------
                                                         P  E  R    S  H  A  R  E    D  A  T  A
                    ------------------------------------------------------------------------------------------------------------
                                    Income from Investment Operations             Less Distributions from
                            Net  ---------------------------------------   ---------------------------------------
                    Asset Value                Net Realized
                    -----------         Net  and Unrealized   Total from          Net            Net
                      Beginning  Investment  Gain (Loss) on   Investment   Investment       Realized      Capital         Total
                      of Period      Income     Investments   Operations       Income           Gain      Surplus  Distributions
--------------------------------------------------------------------------------------------------------------------------------
  1st Fund
  ----------
  1992                   $11.83       $.715         $  .042      $  .757        $.715          $.532        $ ---         $1.247
  1993                    11.34        .670           1.535        2.205         .670           .525          ---          1.195
  1994                    12.35        .690          (2.035)      (1.345)        .690           .484         .001          1.175
  1995                     9.83        .667           2.114        2.781         .667           .364          ---          1.031
  1996                    11.58        .648           (.863)       (.215)        .648           .347          ---           .995
  1/1/97 to 6/30/97       10.37        .324           (.204)        .120          ---            ---          ---            ---

  2nd Fund
  ----------
  1992                    11.15        .656            .130         .786         .656            ---          ---           .656
  1993                    11.28        .643            .770        1.413         .643            ---          ---           .643
  1994                    12.05        .660          (1.484)       (.824)        .660            ---         .006           .666
  1995                    10.56        .646            .970        1.616         .646            ---          ---           .646
  1996                    11.53        .675           (.560)        .115         .675            ---          ---           .675
  1/1/97 to 6/30/97       10.97        .315           (.175)        .140          ---            ---          ---            ---

  3rd Fund
  ----------
  1992                    11.05        .576            .120         .696         .576            ---          ---           .576
  1993                    11.17        .544           1.110        1.654         .544            ---          ---           .544
  1994                    12.28        .610          (1.307)       (.697)        .610            ---         .013           .623
  1995                    10.96        .568            .980        1.548         .568            ---          ---           .568
  1996                    11.94        .593           (.480)        .113         .593            ---          ---           .593
  1/1/97 to 6/30/97       11.46        .286           (.296)       (.010)         ---            ---          ---            ---


Financial Highlights (continued)
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                        ----------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
                        -------------  -------------------------------------------------------------------------------
                                                                            Ratio to Average Net Assets
                                  Net                                      -----------------------------
                          Asset Value                                                                Net     Portfolio
                          -----------           Total       Net Assets                        Investment      Turnover
                                  End        Return++    End of Period     Expenses               Income          Rate
                            of Period             (%)   (in thousands)          (%)                  (%)           (%)
----------------------------------------------------------------------------------------------------------------------
  1st Fund
  ----------
  1992                         $11.34            6.40           $1,599         1.75                 5.62             8
  1993                          12.35           19.44            1,732         1.60*                4.94*            7
  1994                           9.83          (10.90)           1,330         1.60*                5.73*            8
  1995                          11.58           28.29            1,524         1.60*                5.60*            7
  1996                          10.37           (1.86)           1,359         1.60*                5.70*            7
  1/1/97 to 6/30/97             10.49            1.16            1,202         1.60*+               5.97*+           0

  2nd Fund
  ----------
  1992                          11.28            7.05            2,784         1.77                 5.46             7
  1993                          12.05           12.53            2,756         1.70                 4.93             7
  1994                          10.56           (6.89)           2,360         1.78                 5.48             8
  1995                          11.53           15.30            2,475         1.93                 5.35             7
  1996                          10.97            1.00            2,168         1.85                 5.50             8
  1/1/97 to 6/30/97             11.11            1.28            2,016         1.97+                5.51+            0

  3rd Fund
  ----------
  1992                          11.17            6.30            1,185         1.88                 4.61             8
  1993                          12.28           14.81            1,258         1.68                 4.27            11
  1994                          10.96           (5.78)           1,032         1.74                 4.77            10
  1995                          11.94           14.12            1,130         1.89                 4.68             8
  1996                          11.46             .95            1,025         1.95                 4.77            12
  1/1/97 to 6/30/97             11.45            (.09)             913         2.01+                4.74+            3

 +Annualized
++Calculated without sales charges
 *For the years 1993, 1994, 1995, 1996 and the six months ended June 30, 1997, the investment adviser assumed expenses of the
  1st Fund of $2,744, $2,594, $3,588, &4,770 and $2,600, respectively.  The ratios of expenses and net investment income to average net assets before the assumption of these expenses were as follows:

                                                                                                         1/1/97 to
                                                      1993         1994          1995          1996        6/30/97
                                                 ---------    ---------     ---------     ---------      ---------
                Expenses                             1.75%        1.78%         1.87%         1.98%         2.03%+
                Net investment income                4.79%        5.56%         5.32%         5.35%         5.54%+

                                             See notes to financial statements



Independent Auditor's Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of June 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of June 30, 1997, and the results of their operations, changes in their net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1997



FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Trustees
---------------------------------------

James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
---------------------------------------

Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Patricia D. Poitra
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


Shareholder Information
---------------------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.